Acquisition - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 24, 2024	Feb. 02, 2024	Oct. 06, 2023	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Asset Acquisition [Line Items]
Issuance of shares upon conversion, value							$ 1,084,000	$ 866,000		$ 4,521,000				$ 4,521,000
Related fees						$ 900,000						$ 1,400,000
Sale of stock number of shares issued in transaction				224,480	224,480
Change in fair value of earnout						0			$ 0			1,300,000	$ 0
Fair value of the contingent payment						$ 0						$ 0
Common Stock [Member]
Asset Acquisition [Line Items]
Issuance of common stock upon conversion, shares							2,511	371		142				142
Issuance of shares upon conversion, value							$ 0	$ 0
Issuance of stock, shares	15,000					118,738					2,169	12,870		2,169
Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Weighted Average Threshold Consecutive Trading Days												10 days
Sale of stock number of shares issued in transaction												2,400
Contingent liability						$ 1,300,000						$ 1,300,000
Maximum number of earn-out shares												5,666
Contingent payment recognized for earn out		$ 0
Amended Agreement [Member]
Asset Acquisition [Line Items]
Purchase price of asset acquisition		$ 16,100,000
Issuance of stock, shares		1,500,000
Contingent consideration		$ 1,300,000
Retirement of senior debt		9,400,000
Related fees		1,400,000
Cash payment of retirement of senior debt		1,400,000
Issuance of promissory note		$ 8,000,000
Amended Agreement [Member] | Series B Preferred Stock [Member]
Asset Acquisition [Line Items]
Issuance of common stock upon conversion, shares		357
Issuance of shares upon conversion, value		$ 3,000,000
Amended Agreement [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Purchase price of asset acquisition		1,000,000
Amended Agreement [Member] | Cash [Member]
Asset Acquisition [Line Items]
Purchase price of asset acquisition		$ 30,000
CLMBR, Inc.
Asset Acquisition [Line Items]
Contingent consideration			$ 500,000									$ 300,000
Sale of stock number of shares issued in transaction												5,000
CLMBR Sales B2B Channel [Member]
Asset Acquisition [Line Items]
Sale of stock number of shares issued in transaction												2,400